Commitments and Contingencies - Schedule of Future Minimum Lease Payments under Short-Term Lease and Long-Term Operating Leases (Details)	Jun. 30, 2025 USD ($)
Short-term office rental fees [Member]
Schedule of Future Minimum Lease Payments under Short-Term Lease and Long-Term Operating Leases [Line Items]
Future minimum lease payments, Within one year	$ 51,503
Future minimum lease payments, One to three years
Future minimum lease payments, Above three years
Future minimum lease payments, Total	51,503
Long-term Office Rental Fees [Member]
Schedule of Future Minimum Lease Payments under Short-Term Lease and Long-Term Operating Leases [Line Items]
Future minimum lease payments, Within one year	45,431
Future minimum lease payments, One to three years	126,766
Future minimum lease payments, Above three years	155,830
Future minimum lease payments, Total	$ 328,027